Share-based Payments - Schedule of Fair Value Measurement of Cash Settled Share-based Payments (Details)	12 Months Ended
Mar. 31, 2026 JPY (¥) yr ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | ¥	¥ 1,998
Valuation method used	Monte-Carlo simulation
Fair value of share at the end of the period	¥ 3,393
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	¥ 1,300
Exercise period | yr	7
Expected volatility	39.90%
Risk-free interest rate	2.10%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	¥ 1,750
Exercise period | yr	9.1
Expected volatility	41.60%
Risk-free interest rate	2.30%